Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets
Cash and cash equivalents	$ 627,500	$ 7,559,700	$ 739,400	$ 1,602,500	$ 1,053,100
Available for sale securities	5,325,700	331,800		330,900
Total	5,953,200	7,891,500		1,933,400
Liabilities:
Contingent consideration	226,100	358,000		618,000	$ 408,000
Level 1
Assets
Cash and cash equivalents	627,500	7,559,700		1,602,500
Available for sale securities	5,325,700	331,800		330,900
Total	5,953,200	7,891,500		1,933,400
Liabilities:
Contingent consideration	0	0		0
Level 2
Assets
Cash and cash equivalents	0	0		0
Available for sale securities	0	0		0
Total	0	0		0
Liabilities:
Contingent consideration	0	0		0
Level 3
Assets
Cash and cash equivalents	0	0		0
Available for sale securities	0	0		0
Total	0	0		0
Liabilities:
Contingent consideration	$ 226,100	$ 358,000		$ 618,000